Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Line Items]
Exercise price (USD/share)
Stock options [Member]
Warrants [Line Items]
Market price per share (USD/share)	0.69	$ 0.39
Exercise price (USD/share)	$ 2.20	$ 2.20
Risk free rate	0.35%	1.81%
Dividend yield	0.00%	0.00%
Expected term/Contractual life (years)	5 years 9 months 18 days	6 years 3 months 19 days
Expected volatility	334.28%	279.93%